Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(3)	Value of Initial Fixed $100 Investment Based on Company TSR(4)	Value of Initial Fixed $100 Investment Based on Peer Group TSR(5)	Net Income (in millions)(6)	Company Selected Measure: Diluted EPS(7)
2023	$8,104,362	$6,531,772	$1,839,824	$1,857,435	$106.66	$94.62	$885.9	$6.10
2022	$4,839,562	$6,608,571	$1,628,311	$2,119,485	$118.45	$105.58	$774.4	$5.60
2021	$6,467,314	$4,568,698	$1,666,440	$1,614,393	$91.54	$95.82	$665.6	$5.12

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	The CEO and other NEOs for the indicated years were as follows:
•For 2023 and 2022, our CEO was J. Kevin Akers and our other NEOs were Christopher T. Forsythe, Karen E. Hartsfield, John S. McDill, and J. Matt Robbins.
•For 2021, our CEO was J. Kevin Akers and our other NEOs were Christopher T. Forsythe, Karen E. Hartsfield, David J. Park, and J. Matt Robbins.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR. The peer group used for this purpose is the Company’s proxy peer group as described in “Competitive Executive Compensation Benchmarking” above, and the companies that comprised such peer group for the 2021-2023 fiscal years were as follows:
•Alliant Energy Corporation
•Ameren Corporation
•Black Hills Corporation
•CenterPoint Energy, Inc.
•CMS Energy Corporation
•Evergy, Inc.
•National Fuel Gas Company
•NiSource Inc.
•OGE Energy Corp.
•ONE Gas, Inc.
•Southwest Gas Holdings, Inc.
•Spire Inc.
•WEC Energy Group, Inc.
•Xcel Energy Inc.

PEO Total Compensation Amount	$ 8,104,362	$ 4,839,562	$ 6,467,314
PEO Actually Paid Compensation Amount	$ 6,531,772	6,608,571	4,568,698
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEOs in the Summary Compensation Table (“SCT”) for the indicated fiscal years and adjusted as shown in the table below.

	2023	2022	2021
Total Compensation for CEO as reported in the SCT for the covered year	$8,104,362	$4,839,562	$6,467,314
Deduct change in pension values reported in the SCT for the covered year	($1,699,356)	$0	($1,696,678)
Deduct grant date fair value of equity awards reported in the SCT for the covered year	($3,836,071)	($2,523,433)	($2,957,744)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	($3,619)	($1,242)	($1,032)
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$2,023,730	$1,293,819	$1,294,156
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$1,904,050	$1,291,237	$1,416,711
Add dividends paid on unvested time-lapse RSUs	$117,371	$90,930	$60,475
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$500,082	$1,386,830	($180,599)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($578,777)	$230,868	$166,095
Deduct the fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Compensation Actually Paid to CEO	$6,531,772	$6,608,571	$4,568,698

Non-PEO NEO Average Total Compensation Amount	$ 1,839,824	1,628,311	1,666,440
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,857,435	2,119,485	1,614,393
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below.

	2023	2022	2021
Average Total Compensation for the Other NEOs as reported in the SCT for the covered year	$1,839,824	$1,628,311	$1,666,440
Deduct average change in pension values reported in the SCT for the covered year	($66,621)	($17,581)	($54,131)
Deduct average grant date fair value of equity awards reported in the SCT for the covered year	($706,600)	($619,816)	($726,759)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$10,569	$14,288	$12,931
Add average fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$627,000	$532,696	$627,685
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$79,524	$72,589	$0
Add average dividends paid on unvested time-lapse RSUs	$25,624	$22,602	$23,142
Add average change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$154,242	$368,533	($88,740)
Add average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	($106,127)	$117,863	$153,825
Deduct average fair value of any equity awards granted in a prior year that were forfeited in the covered year determined as of the end of the prior year	$0	$0	$0
Average Compensation Actually Paid to the Other NEOs	$1,857,435	$2,119,485	$1,614,393

Compensation Actually Paid vs. Total Shareholder Return
The following graph compares the compensation actually paid to our CEO, the average of the compensation actually paid to our other NEOs and the Company’s TSR performance. The graph also compares the Company’s TSR performance with the benchmarking peer group’s TSR performance. The Company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on September 30, 2020, and assumes reinvestment of all dividends.
Compensation Actually Paid (CAP) versus Company TSR versus Peer Group TSR

¢	CAP to CEO	¢	CAP to Other NEOs	TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income
The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs with our net income.
Compensation Actually Paid (CAP) versus Net Income

¢	CAP to CEO	¢	CAP to Other NEOs	Net Income (in millions)

Compensation Actually Paid vs. Company Selected Measure
The following graph compares the compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs with our EPS.
Compensation Actually Paid (CAP) versus EPS

¢	CAP to CEO	¢	CAP to Other NEOs	Diluted EPS

Total Shareholder Return Vs Peer Group
The following graph compares the compensation actually paid to our CEO, the average of the compensation actually paid to our other NEOs and the Company’s TSR performance. The graph also compares the Company’s TSR performance with the benchmarking peer group’s TSR performance. The Company’s and the benchmarking peer group’s TSR amounts assume that $100 was invested beginning on September 30, 2020, and assumes reinvestment of all dividends.
Compensation Actually Paid (CAP) versus Company TSR versus Peer Group TSR

¢	CAP to CEO	¢	CAP to Other NEOs	TSR	Peer Group TSR

Total Shareholder Return Amount	$ 106.66	118.45	91.54
Peer Group Total Shareholder Return Amount	94.62	105.58	95.82
Net Income (Loss)	$ 885,900,000	$ 774,400,000	$ 665,600,000
Company Selected Measure Amount	6.10	5.60	5.12
PEO Name	J. Kevin Akers	J. Kevin Akers	J. Kevin Akers
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between "compensation actually paid" to our CEO and to our other NEOs and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Company’s Total Rewards strategy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis,” beginning on page 34.
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
	Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period by the share price at the beginning of the measurement period. For purposes of these amounts, the beginning of the measurement period is the last trading day before the 2021 fiscal year.Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our NEOs to Company performance for the most recently completed fiscal year. The Company determined EPS, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table. EPS is as reflected in the Company’s audited financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted Earnings Per Share
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Change in Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,699,356)	$ 0	$ (1,696,678)
PEO | Equity Awards, Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,836,071)	(2,523,433)	(2,957,744)
PEO | Pension Adjustment, Pension Value Attributable To Current Year’s Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,619)	(1,242)	(1,032)
PEO | Equity Awards, Fair Values As Of The End Of The Covered Year Of All Equity Awards Granted During The Covered Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,023,730	1,293,819	1,294,156
PEO | Equity Awards, Fair Value As Of The Vesting Date Of Any Awards Granted In The Covered Year That Vested During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,904,050	1,291,237	1,416,711
PEO | Equity Awards, Dividends Paid On Unvested Time-lapse RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,371	90,930	60,475
PEO | Equity Awards, Change In Fair Value As Of The End Of The Covered Year Of Any Equity Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	500,082	1,386,830	(180,599)
PEO | Equity Awards, Change In Fair Value As Of The Vesting Date Of Any Equity Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(578,777)	230,868	166,095
PEO | Equity Awards, Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Pension Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(66,621)	(17,581)	(54,131)
Non-PEO NEO | Equity Awards, Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(706,600)	(619,816)	(726,759)
Non-PEO NEO | Pension Adjustment, Pension Value Attributable To Current Year’s Service And Any Change In Pension Value Attributable To Plan Amendments Made In The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,569	14,288	12,931
Non-PEO NEO | Equity Awards, Fair Values As Of The End Of The Covered Year Of All Equity Awards Granted During The Covered Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,000	532,696	627,685
Non-PEO NEO | Equity Awards, Fair Value As Of The Vesting Date Of Any Awards Granted In The Covered Year That Vested During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,524	72,589	0
Non-PEO NEO | Equity Awards, Dividends Paid On Unvested Time-lapse RSU [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,624	22,602	23,142
Non-PEO NEO | Equity Awards, Change In Fair Value As Of The End Of The Covered Year Of Any Equity Awards Granted In Any Prior Year That Are Outstanding And Unvested As Of The End Of Such Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,242	368,533	(88,740)
Non-PEO NEO | Equity Awards, Change In Fair Value As Of The Vesting Date Of Any Equity Awards Granted In Any Prior Year For Which All Applicable Vesting Conditions Were Satisfied During The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(106,127)	117,863	153,825
Non-PEO NEO | Equity Awards, Fair Value Of Any Equity Awards Granted In A Prior Year That Were Forfeited In The Covered Year Determined As Of The End Of The Prior Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0